CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOW FROM OPERATING ACTIVITIES
Net (loss)/ income	¥ 7,768,670	$ 1,219,074	¥ (7,179,742)	¥ (6,967,603)
Interest expense	1,231,002	193,171	757,336	145,858
Allowance for credit losses	49,300	7,736	43,434	11,782
Depreciation and amortization	1,495,380	234,658	651,523	637,831
Deferred income tax, net	(213)	(34)	0	0
Amortization of right-of-use assets	348,863	54,744	148,945	73,206
Interest and investment gain, net	(146,972)	(23,063)	(469,486)	(209,580)
Loss/(gain) on disposal of property and equipment	(258)	(40)	24	175
Share-based compensation	4,774,730	749,259	3,613,043	2,557,706
Foreign exchange gain	(71,750)	(11,259)	(225,197)	(5,380)
Share of results of equity investees	(246,828)	(38,733)	(83,654)	(28,676)
Fair value change of investments	22,170	3,479	(104,068)
Gain on extinguishment of convertible bonds	(2,788)	(437)	(5,188)
Changes in operating assets and liabilities:
Receivables from online payment platforms	55,811	8,758	321,426	(803,388)
Amounts due from related parties	(10,086)	(1,583)	(1,636,541)	(886,863)
Prepayments and other current assets	1,744,645	273,773	(4,048,536)	12,449
Customer advances and deferred revenues	(1,256,426)	(197,161)	1,817,220	414,488
Amounts due to related parties	(1,422,856)	(223,277)	1,882,971	1,024,779
Payable to merchants	8,686,493	1,363,100	23,934,151	12,650,833
Accrued expenses and other liabilities	3,492,038	547,979	5,849,148	2,648,869
Merchant deposits	2,651,233	416,036	3,085,407	3,652,639
Lease liabilities	(354,123)	(55,570)	(137,936)	(46,067)
Other non-current assets	(23,102)	(3,625)	(13,182)	(69,471)
Other non-current liabilities	(1,922)	(302)	(4,471)	7,389
Net cash provided by operating activities	28,783,011	4,516,683	28,196,627	14,820,976
CASH FLOW FROM INVESTING ACTIVITIES
Purchase of short-term investments	(116,639,550)	(18,303,291)	(86,438,068)	(52,451,615)
Proceeds from sales of short-term investments	97,547,038	15,307,259	55,083,390	24,797,630
Purchase of long-term investments	(13,628,052)	(2,138,539)	(6,722,228)	(214,100)
Purchase of property, equipment and software and intangible assets	(3,287,232)	(515,838)	(43,046)	(27,436)
Proceeds from disposal of property and equipment	394	62	51	475
Loans to a related party			(238,000)	(459,632)
Repayments from third parties				35,000
Others	(445,037)	(69,836)
Net cash used in investing activities	(35,562,365)	(5,580,511)	(38,357,901)	(28,319,678)
CASH FLOW FROM FINANCING ACTIVITIES
Net proceeds from the follow-on offerings			26,805,438	7,993,828
Proceeds from the private placements			11,063,339
Net proceeds from the issuance of convertible bonds			13,024,199	6,963,881
Proceeds from short-term borrowings	0		1,828,923	897,022
Repayment of short-term borrowings	(1,875,472)	(294,303)	(922,897)
Others	318	50	(6)
Net cash provided by/ (used in) financing activities	(1,875,154)	(294,253)	51,798,996	15,854,731
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(145,157)	(22,779)	(139,943)	450,142
Increase/(decrease) in cash, cash equivalents and restricted cash	(8,799,665)	(1,380,860)	41,497,779	2,806,171
Cash, cash equivalents and restricted cash at beginning of the year	74,843,636	11,744,600	33,345,857	30,539,686
Cash, cash equivalents and restricted cash at end of the year	66,043,971	10,363,740	74,843,636	33,345,857
Supplement disclosure of cash flow information
Interest received	2,936,860	460,857	1,881,812	1,211,443
Supplement disclosure of non-cash operating activities
Recognition of right-of-use assets and lease liabilities	704,142	110,495	265,821	632,507
Supplement disclosure of non-cash investing activities
Purchase of property, equipment and software included in accrued expenses and other liabilities	¥ 194,385	$ 30,503	¥ 162,641	¥ 2,160